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                                                           File Number 028-03983

                                    FORM 13F

           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

     (Adopted in Release No. 34-14852 (86,610), June 15, 1978. 43 F. R. -.)

Report for Calendar Year or Quarter Ended  September 30, 2004
                                           ------------------

                 If amended report check here: ________________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business Address:    P.O. Box 111, John Hancock Place, Boston, MA 02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

         Eileen Bruckner,           Investment Analyst (617) 572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:  /s/Eileen Bruckner
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          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filing this report). (List in alphabetical order).

Name:                               13F File No.:

1.  John Hancock Life Insurance Company
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2.  Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
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6.
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7.
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8.
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John Hancock Life Insurance Company (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                     renamed John Hancock Life Insurance Company and became the parent, wholly-
                                     owned subsidiary of John Hancock Financial Services, Inc.)

September 30, 2004

Item 1                   Item 2         Item 3        Item 4         Item 5      Item 6              Item 7        Item 8

                         Title of       Cusip         Fair           Shrs/Prin   Inv Discretion              Voting Authority (Shrs)
Name of Issuer           Class          Number        Market Value   Amount      Sole   Shrd  Othr   Mgr     A-Sole   B-Shrd  C-None

Allis Chalmers corp       common      019645-506         12,415        2,508      X                   1       2,508
AMR Corp                  common      001765-106         26,366        3,597      X                   1       3,597
Coinstar Inc.             common      19259P-30-0       815,500       35,000      X                   1      35,000
Enerplus                  common      29274D604       9,897,940      304,552      X                   1     304,552
Hawaiian Holdings         common      419879101       3,293,684      534,689      X                   1     534,689
Lily Eli & Co             common      532457-10-8        84,310        1,404      X                   1       1,404
Nabors Industries, Inc.   common      G6359F-10-3     5,632,283      118,950      X                   1     118,950
Navistar Intl Corp        common      63934E-10-8     1,189,968       31,997      X                   1      31,997
Range Resources           common      541509-30-3     2,899,720      165,793      X                   1     165,793
Smithfield Foods          common      832248-10-8    25,877,900    1,035,116      X                   1   1,035,116
Steinway Musical Inst.    common      858495-10-4    10,476,162      385,153      X                   1     385,153
US Airways Group Inc      common      911905-503         26,211       32,359      X                   1      32,359
WHX                       common      929248-409             63           59      X                   1          59

TOTALS                                               60,220,106    2,651,177                              2,651,177
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